SHORT-TERM AND LONG-TERM DEBT (New facilities) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	May 31, 2018
Debt Instrument [Line Items]
Repayments of debt	$ 218,977,000
4.875% senior unsecured convertible notes due 2023
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%
Repayments of debt	$ 2,000,000.0	$ 6,400,000	$ 8,400,000
5.75% senior unsecured convertible notes due 2021
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	5.75%
Repayments of debt	$ 65,300,000	$ 0
4.875% senior unsecured convertible notes due 2023
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)				4.875%
5.75% senior unsecured convertible notes due 2021
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)				5.75%